Commitment and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 19,203
2027	6,031
2028	1,357
Total purchase obligations	$ 26,591